PREPAID EXPENSES AND OTHER CURRENT ASSETS -Additional Information (Details) - Mar. 31, 2021	CNY (¥)	USD ($)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Interest free loan provided		$ 6,300,000
Total repayments of loans receivable made		5,900,000
Outstanding balance of loans receivable	¥ 2,966,778	$ 451,475